Property and Equipment (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Depreciation		$ 544,820	$ 36,422	$ 65,895
Lexington Kentucky [Member]
Payments to acquire real estate	$ 1,200,000